STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

December 7, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Method Funds, each a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933 and Rule 485(a) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find Post-Effective Amendment No. 313 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of adding a new series of the Trust to the Registration Statement.  This amendment contains the Fund's prospectus and statement of additional information, Part C, and the signature page.
If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.

Yours truly,

/s/ Rob Schaaf
Rob Schaaf

cc: Tanya Cody, Esq.
Greenberg Traurig, LLP
2200 Ross Avenue
Suite 5200
Dallas, TX  75201